Commitment and Contingencies (Details Narrative)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Jan. 14, 2023 USD ($)	Jan. 14, 2023 CNY (¥)	Apr. 20, 2021 USD ($)	Apr. 20, 2021 CNY (¥)	Sep. 17, 2020 USD ($)	Sep. 17, 2020 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 CNY (¥)	Jul. 05, 2022 CNY (¥)	Apr. 20, 2021 CNY (¥)	Oct. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Litigation settlement, unpaid balance					$ 46,454	¥ 300,000
Litigation settlement, interest					24.00%	24.00%
Lease payments					$ 58,855									¥ 380,000
Lessee, Finance Lease, Option to Extend			which extended the lease agreement from January 15, 2023 to January 14, 2024	which extended the lease agreement from January 15, 2023 to January 14, 2024
Operating Lease, Payments			$ 61,638	¥ 429,000
Settlement Agreement [Member]
Related Party Transaction [Line Items]
Purchase from related party									$ 31,000	¥ 200,000
Related party unapid purchase amount									$ 5,000				¥ 170,000		¥ 30,000
Settlement Agreement [Member] | GFMP [Member]
Related Party Transaction [Line Items]
Related party unapid purchase amount											$ 20,000	¥ 131,850
Construction Contract [Member]
Related Party Transaction [Line Items]
Project budget							$ 4,793,864	¥ 35,000,000
Related party transaction	$ 4,023,081	¥ 29,372,509					$ 5,420,810	¥ 35,000,000